STATUTORY RESERVES AND RESTRICTED NET ASSETS - Condensed statements of comprehensive income (loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Sales and marketing expenses	¥ (6,654,178)	$ (937,221)	¥ (4,573,382)	¥ (4,309,116)
General and administrative expenses	(8,236,569)	(1,160,096)	(7,346,665)	(8,924,470)
Research and development expenses	(1,936,780)	(272,790)	(2,545,549)	(3,193,988)
Interest income, net	1,263,332	177,937	743,484	354,567
Share of income (loss) of subsidiaries	9,098	1,281	44,588	39,520
Fair value changes through earnings on investments, net	78,320	11,031	(512,225)	564,804
Foreign currency exchange loss	(93,956)	(13,233)	(127,362)	20,988
Other income, net	1,869,300	263,285	1,568,587	1,702,414
Income before income tax expense	7,883,995	1,110,439	292,290	1,140,726
Income tax expense	(1,994,391)	(280,904)	(1,689,574)	(1,665,492)
Net income (loss) attributable to KE Holdings Inc.	5,883,224	828,636	(1,386,074)	(524,129)
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	5,883,224	828,636	(1,386,074)	(524,129)
Other comprehensive income (loss)
Unrealized gains (losses) on available-for-sale investments, net of reclassification	82,800	11,662	(375,069)	35,578
Total comprehensive income (loss)	6,540,247	921,176	840,928	(1,329,765)
Comprehensive income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	6,540,247	$ 921,176	840,928	(1,329,765)
Parent
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Sales and marketing expenses	0		0	(10,227)
General and administrative expenses	(45,781)		(140,148)	(82,109)
Research and development expenses	0		0	(57)
Interest income, net	52,460		745	3,035
Share of income (loss) of subsidiaries	5,618,262		(1,436,950)	(696,144)
Income (loss) of the VIEs	194,884		97,036	(52,436)
Fair value changes through earnings on investments, net	45,235		4,770	183,991
Foreign currency exchange loss	(30,089)		(61,317)	(3,968)
Other income, net	48,253		149,790	133,786
Income before income tax expense	5,883,224		(1,386,074)	(524,129)
Income tax expense	0		0	0
Net income (loss) attributable to KE Holdings Inc.	5,883,224		(1,386,074)	(524,129)
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	5,883,224		(1,386,074)	(524,129)
Other comprehensive income (loss)
Currency translation adjustments	574,223		2,602,071	(841,214)
Unrealized gains (losses) on available-for-sale investments, net of reclassification	82,800		(375,069)	35,578
Total comprehensive income (loss)	6,540,247		840,928	(1,329,765)
Comprehensive income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	¥ 6,540,247		¥ 840,928	¥ (1,329,765)